U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.   Name    and    address   of    issuer:
          Prudential  Europe Growth Fund,  Inc.,
          100  Mulberry  Street, Gateway  Center
          Three, Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):
                                                            [
                                                       X
                                                       ]

     3.   Investment  Company Act  File  Number:
          811-7167.
          Securities Act File Number:  33-53151.

     4.(a) Last day of fiscal year for which this notice is filed: April 30, 2000.

       (b)  [  ] Check box if this Form is being
          filed late (i.e. more than 90 calendar
          days  after  the end of  the  issuer's
          fiscal year). (See Instruction A.2)

     Note:  If  the  Form is being  filed  late,
          interest   must   be   paid   on   the
          registration fee due.

       (c)  [  ]  Check box if this is the  last
          time  the  issuer will be filing  this
          Form.

     5.   Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year in
                reliance    on    rule    24(f):
$504,084,818

          (ii)  Aggregate  price  of  securities
redeemed or
             repurchased during the fiscal year
                       (if          applicable):
$509,374,418

         (iii)  Aggregate  price  of  securities
redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October
          11,1995
              that  were not previously used  to
          reduce
             registration fees payable to
                       the           Commission.
          $0

        (iv)      Total available redemption credits
                 [add  items 5(ii) and  5(iii)].
        $509,374,418

         (v) Net sales - If item 5(i)is greater
              than  Item  5 (iv) [subtract  item
         5(iv)
                    from        item       5(i).
         $0

        (vi)      Redemption credits available for use
                in future years.
                 -if  item 5(i)is less than item
        5(iv)
                 [subtract  item  5(i)from  item
        (5(iv)]        $5,289,600

          (vii)   Multiplier   for   determining
     registration
               fee.   (See   instruction   C.9):
        X.000264

      (viii)    Registration fee due [multiply item
               5(v)  by item 5 (vii)] enter  "0"
      if
             no        fee        is        due.
          =    $0

      6.   Prepaid Shares

         If   the  response  to  item  5(i)  was
         determined  by deducting an  amount  of
         securities  that were registered  under
         the Securities Act of 1933 pursuant  to
         rule  24e-2 as in effect before October
         11,  1997,  then report the  amount  of
         securities (number of shares  or  other
         units) deducted here:   -0-  . If there
         is  a  number of shares or other  units
         that  were registered pursuant to  rule
         24e-2  remaining unsold at the  end  of
         the fiscal year for which this form  is
         filed that are available for use by the
         issuer  in  future fiscal  years,  then
         state that number here: -0-

      7.   Interest due - if this Form is being filed
         more than 90 days after the end of the
          issuer's  fiscal year (See Instruction
      D):  $0

      8.   Total amount of the registration fee due
          plus  any  interest due [line  5(viii)
      plus
                         line                7]:
      =    $0

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox
         depository: N/A

         Method of Delivery:

                     [ ]  Wire Transfer
                     [ ]  Mail or other means





                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By  (Signature and Title)  /s/  Robert  C.
Rosselot
                                     Robert   C.
Rosselot
                                   Secretary


     Date: July 24, 2000

























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